PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Impairment reversal	$ 77
Acquired property and equipment, not yet paid	306	$ 726
Property plant and equipment pledged as security for bank borrowings	688	919
Total commitments	272	969
Less than 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total commitments	272	709
Between 1 and 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total commitments	0	62
More than 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total commitments	0	198
Russia And NTC | Less than 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total commitments		4
Russia And NTC | Between 1 and 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total commitments		61
Russia And NTC | More than 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total commitments		$ 198
Bangladesh
Disclosure of quantitative information about right-of-use assets [line items]
Impairment reversal	32
Kyrgyzstan
Disclosure of quantitative information about right-of-use assets [line items]
Impairment reversal	29
Ukraine
Disclosure of quantitative information about right-of-use assets [line items]
Impairment reversal	$ 35